UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas   66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Global Bond Fund

December 31, 2005

COMMON STOCKS

	Shares	Value

Banks - 0.42%

Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	79	$1,071,777

Business Equipment and Services - 1.01%

Dentsu Inc. (A)	377	1,227,523
Pacific Basin Shipping Limited (A)	2,890,000	1,341,820
		2,569,343

Construction Materials - 2.05%

Cemex, S.A. de C.V., ADR	87,872	5,213,446

Finance Companies - 0.76%

Rio Tinto plc (A)	42,100	1,923,085

Forest and Paper Products - 0.76%

Aracruz Celulose S.A., ADR	48,000	1,920,480

Mining - 1.38%

BHP Billiton Plc (A)	90,000	1,501,023
Southern Copper Corporation	30,000	2,009,400
		3,510,423

Multiple Industry - 2.30%

Companhia Vale do Rio Doce, ADR	126,000	5,183,640
Royal Dutch Petroleum Company, New York Shares	10,600	651,794
		5,835,434

Non-Residential Construction - 0.49%

Shimizu Corporation (A)	171,000	1,257,108

Petroleum -- International - 0.95%

BP p.l.c., ADR	10,600	680,732
Exxon Mobil Corporation	31,000	1,741,270
		2,422,002

Railroad - 0.48%

Central Japan Railway Company (A)	126	1,207,275

Utilities -- Telephone - 0.39%

Nippon Telegraph and Telephone Corporation (A)	217	986,238

TOTAL COMMON STOCKS - 10.99%

		$27,916,611

(Cost: $16,667,661)

CORPORATE DEBT SECURITIES

	Principal Amount in Thousands

Air Transportation - 1.15%

FedEx Corporation,
2.65%, 4-1-07	$3,000	2,918,151

Aircraft - 0.40%

Raytheon Company,
5.375%, 4-1-13	1,000	1,013,661

Banks - 5.94%

Banco BMG S.A.,
9.15%, 1-15-16 (B)	500	493,750
Banco Centroamericano de Integracion Economica,
4.875%, 1-15-12 (B)	1,000	970,177
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,665,641
Corporacion Andina de Fomento,
5.2%, 5-21-13	500	497,973
ICICI Bank Limited,
4.75%, 10-22-08	2,660	2,611,154
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,774,013
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	1,000	1,026,300
Norwest Corporation,
6.55%, 12-1-06	2,000	2,026,278
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	1,000	1,027,500
		15,092,786

Beverages - 3.82%

Bavaria S.A.,
8.875%, 11-1-10 (B)	500	543,125
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR 1,700	2,178,661
Coca-Cola Bottling Co.,
6.85%, 11-1-07	$2,000	2,062,444
Coca-Cola HBC Finance B.V.,
5.125%, 9-17-13	500	502,600
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,460,000
Miller Brewing Company,
4.25%, 8-15-08 (B)	2,000	1,962,782
		9,709,612

Broadcasting - 2.97%

British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,000	4,064,724
Cox Communications, Inc.,
7.75%, 8-15-06	1,640	1,663,562
Echostar DBS Corporation,
5.75%, 10-1-08	500	490,000
Univision Communications Inc.,
2.875%, 10-15-06	1,350	1,328,220
		7,546,506

Business Equipment and Services - 0.75%

Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	1,899,906

Capital Equipment - 0.59%

Hyundai Motor Company,
5.3%, 12-19-08 (B)	1,500	1,496,315

Chemicals -- Petroleum and Inorganic - 0.86%

Braskem S.A.,
12.5%, 11-5-08 (B)	750	875,625
Monsanto Company,
7.375%, 8-15-12	500	562,152
Southern Peru Copper Corporation,
6.375%, 7-27-15 (B)	750	748,634
		2,186,411

Coal - 0.41%

Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,040,000

Construction Materials - 1.62%

Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,000	1,128,393
Interface, Inc.,
7.3%, 4-1-08	1,500	1,515,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12	500	443,750
Vodohospodarska vystavba, statny podnik,
7.25%, 12-19-06	1,000	1,017,500
		4,104,643

Containers - 0.92%

Packaging Corporation of America,
4.375%, 8-1-08	2,400	2,347,502

Finance Companies - 7.76%

ALROSA Finance S.A.,
8.125%, 5-6-08	1,000	1,047,200
American Honda Finance Corporation,
4.65%, 9-11-06 (B)	2,000	2,003,342
Arcel Finance Limited:
6.361%, 5-1-12	1,000	984,110
6.361%, 5-1-12 (B)	1,000	984,110
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	1,949,734
CSN Islands VII Corp.,
10.75%, 9-12-08 (B)	2,500	2,765,625
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	977,353
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,883,896
Russian Standard Bank:
7.5%, 10-7-10	500	483,200
7.5%, 10-7-10 (B)	1,000	973,750
SLM Corporation:
6.24%, 4-1-14	2,500	2,372,475
4.0%, 7-25-14	2,500	2,350,675
Toyota Motor Credit Corporation,
5.85%, 1-18-15	1,000	945,160
		19,720,630

Food and Related - 3.67%

Bunge Limited Finance Corp.:
4.375%, 12-15-08	850	835,333
7.8%, 10-15-12	2,000	2,303,004
Cadbury Schweppes Finance p.l.c.,
5.0%, 6-26-07	500	499,520
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	875	849,731
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09 (B)	1,500	1,601,250
General Mills, Inc.:
2.625%, 10-24-06	501	490,597
5.125%, 2-15-07	2,750	2,747,641
		9,327,076

Forest and Paper Products - 2.20%

Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	485,000
International Paper Company:
4.25%, 1-15-09	500	485,263
5.85%, 10-30-12	1,000	1,014,671
Inversiones CMPC S.A.,
4.875%, 6-18-13 (B)	1,000	962,413
S.A. Industrias Votorantim,
7.875%, 1-23-14 (B)	500	528,750
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,122,776
		5,598,873

Homebuilders, Mobile Homes - 0.39%

Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15 (B)	1,000	982,500

Household -- General Products - 0.39%

Fortune Brands, Inc.,
2.875%, 12-1-06	1,000	978,624

Household -- Major Appliance - 0.79%

Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (B)	2,000	1,995,558

Leisure Time Industry - 0.79%

Carnival Corporation,
3.75%, 11-15-07	1,000	977,524
Royal Caribbean Cruises Ltd.,
6.75%, 3-15-08	1,000	1,026,250
		2,003,774

Mining - 4.16%

Corporacion Nacional del Cobre de Chile,
5.5%, 10-15-13 (B)	1,000	1,022,370
Falconbridge Limited,
7.35%, 11-1-06	3,750	3,818,985
Freeport-McMoRan Copper & Gold Inc.,
10.125%, 2-1-10	3,000	3,296,250
Vedanta Resources plc,
6.625%, 2-22-10 (B)	2,500	2,432,080
		10,569,685

Multiple Industry - 5.66%

Bayer Corporation,
6.2%, 2-15-08 (B)	2,100	2,145,549
CRH America, Inc.,
5.3%, 10-15-13	500	500,154
Evraz Group S.A.,
8.25%, 11-10-15 (B)	3,000	2,967,000
Florida Power & Light Company,
6.0%, 6-1-08	325	332,506
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,030,188
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	1,250	1,247,840
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,000	1,072,500
Tyco International Group S.A.:
6.375%, 2-15-06	3,000	3,004,899
6.375%, 10-15-11	2,000	2,077,190
		14,377,826

Petroleum -- Domestic - 1.07%

Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	2,000	2,170,600
Valero Energy Corporation,
6.875%, 4-15-12	500	544,817
		2,715,417

Petroleum -- International - 4.56%

Devon Energy Corporation,
2.75%, 8-1-06	2,000	1,972,888
OAO Siberian Oil Company, Loan Participation Notesdue 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	1,000	1,059,600
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	2,500	2,604,500
PTT Exploration and Production Public Company Limited,
7.625%, 10-1-06 (B)	1,100	1,108,215
Panva Gas Holdings Limited,
8.25%, 9-23-11	1,000	1,036,534
Pecom Energia S.A.,
9.0%, 5-1-09	500	521,250
Petrobras International Finance Company:
9.125%, 2-1-07	1,000	1,035,000
9.875%, 5-9-08	1,000	1,096,250
YPF Sociedad Anonima,
7.75%, 8-27-07	1,115	1,154,025
		11,588,262

Railroad - 0.40%

Union Pacific Corporation,
6.7%, 12-1-06	1,000	1,014,800

Security and Commodity Brokers - 1.31%

Hongkong and Shanghai Banking Corporation (The),
5.0%, 8-29-49	2,500	2,356,250
Morgan Stanley,
6.69%, 5-1-14	1,000	978,030
		3,334,280

Steel - 0.27%

Pohang Iron & Steel Co., Ltd.,
7.125%, 11-1-06	670	681,779

Trucking and Shipping - 2.39%

Caliber System, Inc.,
7.8%, 8-1-06	1,000	1,013,729
WMX Technologies, Inc.,
7.0%, 10-15-06	5,000	5,068,720
		6,082,449

Utilities -- Electric - 3.64%

Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	1,962,910
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	1,000	1,056,334
HQI Transelec Chile S.A.,
7.875%, 4-15-11	2,000	2,213,246
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	999,676
TXU Corp.,
6.375%, 6-15-06	3,000	3,015,282
		9,247,448

Utilities -- Gas and Pipeline - 0.79%

FirstEnergy Corp.,
5.5%, 11-15-06	2,000	2,007,188

Utilities -- Telephone - 6.02%

America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	777,600
Compania de Telecomunicaciones de Chile S.A.,
8.375%, 1-1-06	3,350	3,350,000
Innova, S. De R.L. de C.V.,
9.375%, 9-19-13	1,000	1,110,000
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	1,000	1,058,300
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	2,000	2,182,500
Singapore Telecommunications Limited,
5.875%, 9-6-06	750	754,421
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,028,311
TELUS Corporation,
7.5%, 6-1-07	1,000	1,032,635
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	4,000	4,008,000
		15,301,767

TOTAL CORPORATE DEBT SECURITIES - 65.69%

		$166,883,429

(Cost: $166,204,840)

OTHER GOVERNMENT SECURITIES

Australia - 1.98%

Queensland Treasury Corporation,
8.0%, 9-14-07 (C)	AUD 6,600	5,041,169

Brazil - 1.65%

Federative Republic of Brazil (The),
10.0%, 1-16-07	$4,000	4,194,000

Chile - 1.51%

Republic of Chile:
5.625%, 7-23-07	2,800	2,831,640
4.63%, 1-28-08	1,000	1,002,500
		3,834,140

Japan - 2.66%

Japanese Government 15 Year Floating Rate Bond,
0.49%, 1-20-18 (C)	JPY800,000	6,759,656

Russia - 0.84%

Russian Federation:
8.25%, 3-31-10	$1,000	1,064,400
8.25%, 3-31-10 (B)	1,000	1,061,250
		2,125,650

South Korea - 1.30%

Export-Import Bank of Korea (The):
6.5%, 11-15-06	500	506,795
7.1%, 3-15-07	1,000	1,024,772
Korea Development Bank (The):
4.54313%, 10-29-06	1,000	994,132
5.25%, 11-16-06	775	778,912
		3,304,611

United Kingdom - 5.17%

United Kingdom Treasury,
5.0%, 3-7-08 (C)	GBP 7,500	13,123,032

TOTAL OTHER GOVERNMENT SECURITIES - 15.11%

		$38,382,258

(Cost: $40,445,982)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligation - 0.97%

Federal National Mortgage Association,
2.55%, 8-17-06	$2,500	2,468,135

Mortgage-Backed Obligations - 5.13%

Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 3-15-11	6,038	93,052
5.0%, 4-15-19	286	41,660
5.0%, 4-15-19	139	20,373
5.0%, 2-15-20	2,600	132,814
5.0%, 7-15-21	819	87,047
5.0%, 6-15-22	2,312	115,800
5.0%, 7-15-22	8,436	480,933
5.0%, 11-15-22	530	103,101
5.0%, 1-15-23	1,697	110,645
5.0%, 4-15-23	4,002	389,268
5.0%, 5-15-23	241	40,580
5.0%, 8-15-23	180	30,730
5.5%, 11-15-23	6,225	719,602
5.5%, 11-15-23	477	45,979
5.0%, 6-15-24	10,045	1,259,264
5.0%, 9-15-24	1,601	152,038
5.5%, 9-15-24	924	86,331
5.5%, 4-15-25	1,494	226,715
5.5%, 4-15-25	126	14,225
5.0%, 9-15-25	2,073	219,853
5.0%, 4-15-26	2,878	295,991
5.0%, 8-15-30	12,075	1,372,250
5.5%, 3-15-31	238	36,341
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	4,462	4,332,068
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 3-25-16	7,844	519,382
5.5%, 11-25-17	313	31,662
5.0%, 5-25-22	203	32,473
5.5%, 9-25-25	192	18,825
5.5%, 11-25-25	2,733	230,074
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 5-20-27	4,976	383,401
5.0%, 6-16-29	2,000	383,558
5.0%, 7-20-33	3,484	700,976
5.5%, 11-20-33	499	96,256
5.5%, 7-1-35	1,353	222,488
		13,025,755

TOTAL UNITED STATES GOVERNMENT       AGENCY OBLIGATIONS - 6.10%

		$15,493,890

(Cost: $15,400,508)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD       CURRENCY CONTRACTS - 0.30%

	Face Amount in Thousands

Australian Dollar, 6-13-06 (C)	AUD 7,020	75,921
British Pound, 5-3-06 (C)	GBP 8,725	1,260,748
Canadian Dollar, 9-5-06 (C)	CAD 6,100	77,310
Chinese Yuan Reminbi, 4-20-06 (C)	CNY 102,500	(110,729)
Chinese Yuan Reminbi, 9-5-06 (C)	20,360	(16,892)
Eurodollar, 3-15-06 (C)	EUR 2,000	315,799
Eurodollar, 7-19-06 (C)	1,700	56,392
Eurodollar, 9-5-06 (C)	6,400	110,408
Japanese Yen, 3-15-06 (C)	JPY 273,780	(351,342)
Japanese Yen, 9-5-06 (C)	853,397	(363,003)
Japanese Yen, 12-7-06 (C)	300,000	(745)
Mexican Peso, 12-19-06 (C)	MXN 57,400	(146,853)
Singapore Dollar, 3-7-06 (C)	SGD 6,800	(138,940)
Singapore Dollar, 9-5-06 (C)	2,150	(3,637)
		$764,437

SHORT-TERM SECURITY - 1.81%

Principal Amount in Thousands

Utilities -- Electric

Wisconsin Electric Power Co.,
4.22%, 1-3-06	$4,614	$4,612,918
(Cost: $4,612,918)

TOTAL INVESTMENT SECURITIES - 100.00%

$254,053,543

(Cost: $243,331,909)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit; CMO - Collateralized Mortgage Obligation.

Cash serves as collateral for the following open futures contract at December 31, 2005:
Type	Number of Contracts	Expiration Date	Market Value	Cost

Gilt Futures	27	3-18-06	$3,067,740	$3,090,150

The following swap agreements were outstanding at December 31, 2005:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Merrill Lynch International	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	$1,600,000	$(21,685)
Bear Stearns	Dow Jones CDX Emerging Markets Series 4	1.8%	12-20-10	8,500,000	(79,005)
Bear Stearns	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	7,154,000	(103,203)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	392,000	(5,711)
Bear Stearns	Dow Jones CDX North America High Yield Series 5	3.95%	12-20-10	2,450,000	(5,706)

					$(215,310)

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $36,907,562 or 14.53% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, CNY - Chinese Yuan Reminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, MXN - Mexican Peso, SGD - Singapore Dollar)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006